Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Expenses by nature

The Company presents its expenses by function in the profit or loss statement and presents below its expenses by nature:

	2018	2017	2016
		Restated (i)	Restated (i)
Raw materials and materials for use and consumption	83,116,950	71,217,345	69,027,733
Personnel expenses	2,513,586	2,231,556	2,042,985
Freight and storage	1,178,990	1,117,467	1,077,552
Depreciation and amortization	812,489	704,544	628,156
Advertising and marketing	173,988	192,441	200,011
Services provided by third parties	328,361	351,227	318,746
Lease of real estate and equipment	253,695	196,970	164,740
Other expenses	456,015	482,840	403,074

Total	88,834,074	76,494,390	73,862,997

Classified as:
Cost of products and services sold	84,537,368	72,431,473	70,196,945
Selling and marketing	2,670,867	2,486,389	2,220,193
General and administrative	1,625,839	1,576,528	1,445,859

Total	88,834,074	76,494,390	73,862,997

(i)	See Note 2.x.